Schedule I Condensed Non-Consolidated Financial Information of Registrant Schedule I Condensed Non-Consolidated Financial Information of Registrant (Tables)	12 Months Ended
Dec. 31, 2019
Summary of Long-Term Debt

	December 31, 2019 $	December 31, 2018 $
Revolving Credit Facilities	603,132	642,997
Senior Notes (8.5%) due January 15, 2020	36,712	508,577
Senior Notes (9.25%) due November 15, 2022	250,000	—
Convertible Senior Notes (5%) due January 15, 2023	125,000	125,000
Norwegian Krone-denominated Bonds due through August 2023	347,163	352,973
U.S. Dollar-denominated Term Loans due through 2030	1,336,437	1,536,499
Euro-denominated Term Loans due through 2024	165,376	193,781
Other U.S. Dollar-denominated loan	3,300	3,300
Total principal	2,867,120	3,363,127
Less unamortized discount and debt issuance costs	(39,968)	(43,604)
Total debt	2,827,152	3,319,523
Less current portion	(523,312)	(242,137)
Long-term portion	2,303,840	3,077,386

Condensed Income Statement [Table Text Block]
TEEKAY CORPORATION
SCHEDULE I
CONDENSED NON-CONSOLIDATED FINANCIAL INFORMATION OF REGISTRANT
CONDENSED STATEMENTS OF LOSS (NOTE 1)
(in thousands of U.S. dollars)

	Year Ended December 31, 2019 $	Year Ended December 31, 2018 $	Year Ended December 31, 2017 $
Revenues	—	345	5,089
Voyage expenses	—	20	(242)
Operating expenses	(412)	(26)	—
Time-charter hire expense	—	—	(17,765)
General and administrative expenses	(19,463)	(23,799)	(20,549)
Loss from operations	(19,875)	(23,460)	(33,467)
Interest expense	(46,243)	(60,166)	(53,103)
Interest income	1,561	2,839	422
Impairments of investments and advances (note 1)	(103,420)	(651,473)	(338,749)
Dividend income (note 1)	62,100	32,751	58,000
Other	(5,662)	(6,008)	4,764
Net loss before income taxes	(111,539)	(705,517)	(362,133)
Income tax recovery (expense)	7	(208)	(251)
Net loss	(111,532)	(705,725)	(362,384)

The accompanying notes are an integral part of the condensed non-consolidated financial information.

Condensed Balance Sheet [Table Text Block]
TEEKAY CORPORATION
SCHEDULE I
CONDENSED NON-CONSOLIDATED FINANCIAL INFORMATION OF REGISTRANT
CONDENSED BALANCE SHEETS (NOTE 1)
(in thousands of U.S. dollars)

	As at December 31, 2019 $	As at December 31, 2018 $
ASSETS
Current
Cash and cash equivalents	49,655	81,681
Accounts receivable	199	202
Prepaid expenses and other	—	12
Due from affiliates	249,197	676,087
Total current assets	299,051	757,982
Investments in and advances to subsidiaries (note 1)	756,140	488,547
Other assets	—	329
Total assets	1,055,191	1,246,858
LIABILITIES AND EQUITY
Current
Accounts payable	13,995	1,339
Accrued liabilities	8,684	24,641
Due to affiliates	351,618	203,585
Current portion of long-term debt	36,674	—
Other current liabilities	718	584
Total current liabilities	411,689	230,149
Long-term debt (note 2)	349,977	614,341
Other long-term liabilities	9,360	7,911
Total liabilities	771,026	852,401
Equity
Common stock and additional paid-in capital	1,052,284	1,045,659
Accumulated deficit	(768,119)	(651,202)
Total equity	284,165	394,457
Total liabilities and equity	1,055,191	1,246,858
The accompanying notes are an integral part of the condensed non-consolidated financial information.

Condensed Cash Flow Statement [Table Text Block]
e condensed non-consolidated financial information.
TEEKAY CORPORATION
SCHEDULE I
CONDENSED NON-CONSOLIDATED FINANCIAL INFORMATION OF REGISTRANT
CONDENSED STATEMENTS OF CASH FLOWS
(in thousands of U.S. dollars)

	Year Ended December 31, 2019 $	Year Ended December 31, 2018 $	Year Ended December 31, 2017 $
Cash and cash equivalents provided by (used for)
OPERATING ACTIVITIES
Net loss	(111,532)	(705,725)	(362,384)
Non-cash and non-operating items:
Unrealized gain on derivative instruments	(270)	(2,932)	(2,336)
Impairments of investments and advances	103,420	651,473	338,749
Income tax (recovery) expense	(7)	208	251
Stock-based compensation	7,400	7,329	6,952
Dividends-in-kind	(10,000)	(10,000)	(58,000)
Other	19,160	7,453	3,262
Change in operating assets and liabilities	(15,314)	(36,296)	718
Net operating cash flow	(7,143)	(88,490)	(72,788)
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt, net of issuance costs	250,000	120,713	—
Debt issuance costs	(15,029)	—	—
Prepayments of long-term debt	(480,851)	(85,654)	—
Advances from affiliates	227,157	39,293	103,400
Net proceeds from equity issuances	—	103,655	25,636
Cash dividends paid	(5,523)	(22,081)	(18,967)
Other financing activities	(637)	(651)	(662)
Net financing cash flow	(24,883)	155,275	109,407
INVESTING ACTIVITIES
Investments in subsidiaries	—	(7,109)	(24,443)
Other investing activities	—	(45)	1,289
Net investing cash flow	—	(7,154)	(23,154)
(Decrease) increase in cash and cash equivalents	(32,026)	59,631	13,465
Cash and cash equivalents, beginning of the year	81,681	22,050	8,585
Cash and cash equivalents, end of the year	49,655	81,681	22,050
Supplemental cash flow information (note 4)

The accompanying notes are an integral part of the condensed non-consolidated financial information.

Teekay Corporation
Summary of Long-Term Debt

	December 31, 2019 $	December 31, 2018 $
Senior Notes (8.5%) due January 15, 2020	36,712	508,577
Senior Notes (9.25%) due November 15, 2022	250,000	—
Convertible Senior Notes (5%) due January 15, 2023	125,000	125,000
Total principal	411,712	633,577
Less unamortized discount and debt issuance costs	(25,061)	(19,236)
Total debt	386,651	614,341
Less current portion	(36,674)	—
Long-term portion	349,977	614,341